Organization, Business, Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Potentially Dilutive Securities Not Included in Calculation of Diluted Net Loss Per Share

Potentially dilutive securities not considered for the calculation of diluted net loss per share are as follows (in common share equivalents):

	Three and Nine Months Ended September 30,
	2019	2018
Class X Preferred Stock (if-converted to common stock)	587,445	816,851
Common stock warrants	477,639	477,639
Common stock options and restricted stock units	402,538	401,168
Employee stock purchase plan	2,067	1,942
	1,469,689	1,697,600

Potentially dilutive securities not included in the calculation of diluted net loss per share because to do so would be anti-dilutive are as follows (in common share equivalents):

	Year Ended December 31,
	2018	2017	2016
Class X convertible preferred stock (if-converted)	816,851	816,851	—
Warrants for common stock	477,639	477,639	8,687
Common stock options and restricted stock units	371,823	333,154	291,052
Employee stock purchase plan	1,610	2,220	2,631
	1,667,923	1,629,864	302,370